DEBT - Senior Guaranteed Notes and Senior Notes and Debentures (Details) - USD ($)			1 Months Ended			12 Months Ended
	Mar. 15, 2017	Jun. 21, 2016	Sep. 30, 2017	Jul. 31, 2017	Apr. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2017	Sep. 30, 2016	Jun. 12, 2015
Debt Instrument [Line Items]
Principal Amount						$ 4,693,675,000
Carrying Amount						15,860,432,000	$ 17,507,325,000
Less: Current portion						507,744,000	926,045,000
Long-term debt						15,352,688,000	16,581,280,000
Redemption of debt amount						1,729,400,000	0
10.875% Notes due October 15, 2025
Debt Instrument [Line Items]
Interest Rate				10.875%
Senior Notes
Debt Instrument [Line Items]
Principal Amount						$ 16,289,245,000
Senior Notes | 7.875% Notes due February 15, 2018
Debt Instrument [Line Items]
Interest Rate						7.875%
Principal Amount						$ 300,000,000
Carrying Amount						$ 301,184,000	310,334,000
Senior Notes | 7.625% Notes due July 15, 2018
Debt Instrument [Line Items]
Interest Rate						7.625%
Principal Amount						$ 500,000,000
Carrying Amount						$ 507,744,000	521,654,000
Senior Notes | 8.625% Notes due February 15, 2019
Debt Instrument [Line Items]
Interest Rate						8.625%
Principal Amount						$ 526,000,000
Carrying Amount						$ 541,165,000	553,804,000
Senior Notes | 6.75% Notes due November 15, 2021
Debt Instrument [Line Items]
Interest Rate						6.75%
Principal Amount						$ 1,000,000,000
Carrying Amount						$ 960,146,000	951,702,000
Senior Notes | 5.25% Notes due June 1, 2024
Debt Instrument [Line Items]
Interest Rate						5.25%
Principal Amount						$ 750,000,000
Carrying Amount						$ 660,601,000	650,193,000
Senior Notes | 10.125% Notes due January 15, 2023
Debt Instrument [Line Items]
Interest Rate						10.125%
Principal Amount						$ 1,800,000,000
Carrying Amount						$ 1,777,914,000	1,774,750,000
Senior Notes | 10.875% Notes due October 15, 2025
Debt Instrument [Line Items]
Interest Rate						10.875%
Principal Amount						$ 1,684,221,000		$ 2,000,000,000
Carrying Amount				$ 315,779,000		$ 1,661,135,000	1,970,379,000
Loss on extinguishment of debt				34,341,000
Write-off of deferred financings costs				4,516,000
Senior Notes | 6.625% Notes due October 15, 2025
Debt Instrument [Line Items]
Interest Rate						6.625%
Principal Amount						$ 1,000,000,000
Carrying Amount						$ 986,717,000	985,469,000
Senior Notes | 5.5% Notes due April 15, 2027
Debt Instrument [Line Items]
Interest Rate						5.50%			5.50%
Principal Amount						$ 1,310,000,000			$ 1,310,000,000
Carrying Amount						$ 1,304,468,000	1,304,025,000
Redeemable debt, percent						40.00%
Redemption price, percentage						105.50%
Senior Notes | 8.625% Notes due September 15, 2017
Debt Instrument [Line Items]
Interest Rate					8.625%	8.625%
Principal Amount						$ 0
Carrying Amount						$ 0	926,045,000
Extinguishment of debt			$ 400,000,000		$ 500,000,000
Senior Notes | 7.75% Notes due April 15, 2018
Debt Instrument [Line Items]
Interest Rate						7.75%
Principal Amount						$ 750,000,000
Carrying Amount						$ 754,035,000	767,545,000
Senior Notes | 8.0% Notes due April 15, 2020
Debt Instrument [Line Items]
Interest Rate						8.00%
Principal Amount						$ 500,000,000
Carrying Amount						$ 492,009,000	488,992,000
Senior Notes | 5.875% Notes due September 15, 2022
Debt Instrument [Line Items]
Interest Rate						5.875%
Principal Amount						$ 649,024,000
Carrying Amount						$ 572,071,000	559,500,000
Senior Notes | 6.375% Senior Notes due September 15, 2020
Debt Instrument [Line Items]
Interest Rate	6.375%					6.375%
Principal Amount						$ 1,050,000,000
Carrying Amount						$ 1,027,493,000	1,457,439,000
Redemption of debt amount	$ 450,000,000
Senior Notes | 5.125% Senior Notes due December 15, 2021
Debt Instrument [Line Items]
Interest Rate						5.125%
Principal Amount						$ 1,250,000,000
Carrying Amount						$ 1,138,870,000	1,115,767,000
Senior Notes | 7.75% Senior Notes due July 15, 2025
Debt Instrument [Line Items]
Interest Rate						7.75%				7.75%
Principal Amount						$ 620,000,000				$ 300,000,000
Carrying Amount						$ 604,374,000	602,925,000
Redeemable debt, percent						40.00%
Redemption price, percentage						107.75%
Senior Notes | 5.375% Senior Notes due July 15, 2023
Debt Instrument [Line Items]
Interest Rate						5.375%				5.375%
Principal Amount						$ 1,100,000,000				$ 1,100,000,000
Carrying Amount						$ 1,082,482,000	1,079,869,000
Redeemable debt, percent						40.00%
Redemption price, percentage						105.375%
Senior Notes | 5.5% Senior Notes due May 15, 2026
Debt Instrument [Line Items]
Interest Rate						5.50%
Principal Amount						$ 1,500,000,000
Carrying Amount						$ 1,488,024,000	$ 1,486,933,000
Redeemable debt, percent						40.00%
Redemption price, percentage						105.50%
Senior Notes | Senior Notes due in 2025
Debt Instrument [Line Items]
Redemption price, percentage						100.00%
Cablevision Systems Corp. | Senior Notes | 10.125% Notes due January 15, 2023
Debt Instrument [Line Items]
Redemption price, percentage						110.125%
Cablevision Systems Corp. | Senior Notes | 10.875% Notes due October 15, 2025
Debt Instrument [Line Items]
Redemption price, percentage						110.875%
Cablevision Systems Corp. | Senior Notes | 6.625% Notes due October 15, 2025
Debt Instrument [Line Items]
Redemption price, percentage						106.625%
Cablevision Systems Corp. | Senior Notes | CSC Holdings Senior Notes
Debt Instrument [Line Items]
Redeemable debt, percent						40.00%
Adjustment to fair value		$ 52,788,000
IPO
Debt Instrument [Line Items]
Consideration received on transaction, used to repay long term debt				$ 350,120,000